Shareholder's capital - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 17, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation		$ 5,172	$ 3,199	$ 10,282	$ 3,895
Unrecognized compensation costs, non-vested awards		$ 22,953		$ 22,953
Non vested share based awards recognized over period of time				1 year 4 months 24 days
Common shares
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Number of shares issued pursuant to public offering (in shares)	76,909,700
PSUs and RSUs
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Granted (in shares)				2,302,209
Share based awards settled for cash value as payment for tax withholding (in shares)				128,313
PSUs and RSUs | Common shares
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Number of shares issued pursuant to public offering (in shares)				170,943
PSUs and RSUs | Public Stock Offering | Common shares
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Number of shares issued pursuant to public offering (in shares)				299,256
Bonus Deferral Restricted Stock Units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Shares issued during period (in shares)				45,218
Awards vested (percent)				100.00%
Deferred Share Units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share based awards settled for cash value as payment for tax withholding (in shares)				186,929
Exercise of share-based awards settled (in shares)				108,752
Common shares issued from treasury (in shares)				181,374
Deferred Share Units | Common shares
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Exchange of common shares ( in shares)				368,303